United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 06/30/2005

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
                                    [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     August 2, 2005

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 62
Form 13F Information Table Entry Total: 211,217
                                        (Thousands)


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      Form 13F Information Table















VOTING

TITLE OF

 VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
 (x$1000)
 PRN AMT
PR
CALL
DSCRETN
MNGS
 NONE
A F L A C Inc.
com
001055 10 2
    5,413
 121,679
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
      456
   9,270
sh
sole
none
x
Alberto Culver
com
013068 10 1
    2,910
  67,843
sh
sole
none
x
American Intl Group
com
026874 10 7
    2,716
  45,917
sh
sole
none
x
American Italian Pasta Co
cl a
027070 10 1
      594
  29,645
sh
sole
none
x
Anheuser Busch Co. Inc.
com
035229 10 3
    4,340
  95,523
sh
sole
none
x
Aqua America
com
03836w 10 3
      915
  31,520
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
      981
  33,171
sh
sole
none
x
Automatic Data Processing
com
053015 10 3
    5,487
 131,025
sh
sole
none
x
BP plc
sponsored
ADR
055622 10 4
    1,678
  25,613
sh
sole
none
x
Belden CDT
com
077454 10 6
      245
  11,795
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
      271
  10,200
sh
sole
none
x
Berkshire Hathaway Class B
cl b
084670 20 7
    1,034
     364
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
    7,394
  83,104
sh
sole
none
x
Boeing Co.
com
097023 10 5
    6,478
 100,768
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
    1,161
  46,658
sh
sole
none
x
Campbell Soup
com
134429 10 9
      779
  25,455
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
    4,317
  87,121
sh
sole
none
x
Cooper Cos Inc.
cl a
216648 40 2
    5,972
  92,451
sh
sole
none
x
D.R. Horton Inc.
com
 23331A 10 9
    5,409
 141,972
sh
sole
none
x
Dean Foods Company
com
242370 10 4
    4,041
 115,549
sh
sole
none
x
Diebold Inc.
com
253651 10 3
    1,256
  26,671
sh
sole
none
x
DuPont
com
263534 10 9
    4,671
 109,652
sh
sole
none
x
Enerplus Resources Fund
Unit TR G
New
29274D 60 4
    4,416
 112,514
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
    8,556
 144,755
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
    6,603
  80,245
sh
sole
none
x
First American Corp
com
318522 30 7
    5,738
 141,232
sh
sole
none
x
Fortune Brands Inc.
com
349631 10 1
    4,754
  52,518
sh
sole
none
x
General Electric Co.
com
369604 10 3
    7,206
 209,971
sh
sole
none
x
General Growth Pptys
com
370021 10 7
    7,106
 168,914
sh
sole
none
x
Gillette Co.
com
375766 10 2
    1,527
  30,352
sh
sole
none
x
GlaxoSmithKline ADR
sponsored
ADR
37733W 10 5
    5,252
 109,354
sh
sole
none
x
Green Mountain Power Corp.
com
393154 10 9
    2,454
  83,230
sh
sole
none
x
H&R Block
com
093671 10 5
    2,222
  38,040




Heinz (H.J.)
com
423074 10 3
    4,607
 130,618
sh
sole
none
x
Hershey Foods
com
427866 10 8
      727
  11,868
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
    4,724
 120,284
sh
sole
none
x
Intel Corporation
com
458140 10 0
      632
  23,838
sh
sole
none
x
International Business
Machine
com
459200 10 1
    5,761
  75,991
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
    3,502
 101,203
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
    6,269
  97,717
sh
sole
none
x
Keyspan Energy
com
  49337w 10 0
      923
  22,887
sh
sole
none
x
Mc Donalds Corp.
com
580135 10 1
    2,011
  72,606
sh
sole
none
x
Medtronics
com
585055 10 6
    3,329
  64,090
sh
sole
none
x
Merck & Co.
com
589331 10 7
    1,650
  53,999
sh
sole
none
x
Microsoft
com
594918 10 4
    3,630
 146,966
sh
sole
none
x
Pepsico
com
713448 10 8
    3,927
  74,686
sh
sole
none
x
Pfizer
com
717081 10 3
    3,895
 145,510
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
    1,552
  29,563
sh
sole
none
x
RPM Inc.
com
749685 10 3
    4,561
 249,776
sh
sole
none
x
Royal Dutch Petroleum
ny reg
EUR.56
780257 80 4
      707
  10,600
sh
sole
none
x
South Jersey Industries
com
838518 10 8
    4,415
 140,930
sh
sole
none
x
Southern Company
com
842587 10 7
    3,292
  95,136
sh
sole
none
x
Spectrum Brands
com
84762l 10 5
    1,384
  38,455
sh
sole
none
x
iShares Treasury Bonds
com
464287 45 7
      332
   4,105
sh
sole
none
x
UGI Corp
com
902681 10 5
    2,720
  97,212
sh
sole
none
x
United Mobile Homes Inc.
com
911024 10 7
    1,537
 102,445
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
    2,899
 121,640
sh
sole
none
x
Verizon Communications
com
92343V 10 4
    4,710
 136,851
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
    4,710
 145,196
sh
sole
none
x
Washington Mutual Inc.
com
939322 10 3
    4,070
  99,636
sh
sole
none
x
Washington Real Estate
Intvest
sh ben int
939653 10 1
    4,387
 137,511
sh
sole
none
x
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